Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

Note 20 - Leases

The Company as lessee

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right-to-use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain or failure to exercise such option would result in an economic penalty.

The Company has the following operating leases:

On February 2, 2020, First Asia Finance Limited entered into a lease agreement for office and warehouse on a two-year term, commencing on April 1, 2020 and expiring on March 31, 2022. The monthly rental payment is HK$94  ($12).

On May11, 2020, First Asia Finance Limited entered into a lease agreement for office and warehouse on a two-year term, commencing on March 1, 2020 and expiring on February 28, 2022. The monthly rental payment is HK$15  ($2).

The Company recognized lease liabilities with corresponding right-of-use (“ROU”) assets of the same amount based on the present value of the future minimum rental payments of the lease, using mortgage loan’s borrowing rate of 5.13% (Bank of China (Hong Kong) Limited) based on the duration of the lease terms.

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2021	$166
2022	40
2023	—
2024	—
2025	—
Total operating lease payments	$206
Less: imputed interest	(7)
Present value of operating lease liabilities	$199

Operating lease expense from continuing operations was $125,  $nil and $nil for the years ended December 31, 2020, 2019 and 2018, respectively.  Operating lease expense from discontinuing operations was $41,  $41 and $nil for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company as lessor

SGOCO’s operations include the leasing of commercial property located at No. 11 Hau Fook Street, Kowloon and No. 8 Fui Yiu Kok Street, Tsuen Wan, New Territories. The leases thereon expire at various dates through 2020 to 2023. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2020:

Future Minimum
For the year ending December 31,	Rentals
2021	$845
2022	383
2023	74
2024	—
2025	—
Total	$1,302

There are no contingent rentals as of December 31, 2020 and 2019.